15 INCOME TAXES: Schedule of Expiration of Canadian non-capital income tax losses (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Expiration of Canadian non-capital income tax losses

Year	Canada	Year	USA
2026	490,564
2027	1,907,403	2027	199,910
2028	2,841,757	2028	673,928
2029	262,867	2029	598,993
2030	165,498	2030	25,283
2031	419,548	2031	402,231
2032	297,169	2032	629,700
2033	596,429	2033	3,026,357
2034	400,832	2034	1,170,579
2035	2,164,352	2035	2,208,775
2036	2,583,732	2036	3,578,722
2037	2,262,817	2037	274,818
2038	2,334,845	2038	-
	16,727,813		12,789,296